Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	$ 416,763,596	$ 437,523,297
Mortgage-backed securities:
Investments in convertible options	957,405
US Government Agencies Debt Securities [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	24,015,752	28,868,011
US States and Political Subdivisions Debt Securities [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	41,205,439	44,007,246
Corporate Debt Securities [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	235,176,138	239,038,512
Foreign [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	62,058,522	65,975,213
Asset-backed Securities [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	144,009	1,466,497
Commercial Mortgage Backed Securities [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	6,963,242	8,136,186
Residential Mortgage Backed Securities [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	38,914,577	42,625,813
Redeemable Preferred Stock [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	669,128
Debt Securities [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	409,146,807	430,117,478
US Agencies [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	707,900	707,900
Mutual Funds [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	304,031	358,322
Common Stock [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	6,604,858	6,339,597
Equity Securities [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	7,616,789	7,405,819
Fair Value, Inputs, Level 1 [Member] | US Agencies [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	707,900	707,900
Fair Value, Inputs, Level 1 [Member] | Mutual Funds [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	304,031	358,322
Fair Value, Inputs, Level 1 [Member] | Common Stock [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	6,252,858	5,955,597
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	7,264,789	7,021,819
Fair Value, Inputs, Level 2 [Member]
Mortgage-backed securities:
Investments in convertible options	957,405
Fair Value, Inputs, Level 2 [Member] | US Government Agencies Debt Securities [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	24,015,752	28,868,011
Fair Value, Inputs, Level 2 [Member] | US States and Political Subdivisions Debt Securities [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	41,205,439	44,007,246
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	235,176,138	239,038,512
Fair Value, Inputs, Level 2 [Member] | Foreign [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	62,058,522	65,975,213
Fair Value, Inputs, Level 2 [Member] | Asset-backed Securities [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	144,009	1,466,497
Fair Value, Inputs, Level 2 [Member] | Commercial Mortgage Backed Securities [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	6,963,242	8,136,186
Fair Value, Inputs, Level 2 [Member] | Residential Mortgage Backed Securities [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	38,914,577	42,625,813
Fair Value, Inputs, Level 2 [Member] | Redeemable Preferred Stock [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	669,128
Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	409,146,807	430,117,478
Fair Value, Inputs, Level 3 [Member] | Common Stock [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	352,000	384,000
Fair Value, Inputs, Level 3 [Member] | Equity Securities [Member]
Note 3 - Fair Values of Financial Instruments (Details) - Financial Instruments Measured at Fair Value on a Recurring Basis [Line Items]
Securities available-for-sale	$ 352,000	$ 384,000